Goodwill	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

6. Goodwill

Changes in the carrying amount of goodwill during fiscal year 2013 were as follows:

Balance at March 31, 2012	$34,173
Impairment of goodwill	(34,173)

$—

In fiscal 2013, the continuing decline of both the Company’s share price and revenue had reached levels where management concluded that it was more likely than not that a goodwill impairment existed. Based on the results of the second step of the goodwill impairment test, it was concluded that the full carrying value of goodwill was impaired. The Company recorded a goodwill impairment charge of $34,173 and reported this amount as a separate line item in the consolidated statements of operations.